Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Depreciation	$ 42,394	$ 97,470
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation	$ 42,394	$ 97,470	$ 293,937	$ 453,887